Income Taxes (Tables)	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
Income tax (expense) benefit for the years ended December 31, 2014 and 2013 consisted of the following:

	2014	2013
Current:
Federal	$—	$—
State	—	—
Deferred:
Federal	9,513,282	(212,022)
State	952,533	(401,215)
Net operating loss carryforward	7,764,117	4,243,885
Valuation Allowance	(18,249,516)	(3,649,237)
Total income tax (expense) benefit	$(19,584)	$(18,589)

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
Significant components of Nuo Therapeutics’ deferred tax assets and liabilities consisted of the following at December 31:

	2014	2013
Deferred tax assets:
Stock-based compensation	$5,942,000	$5,371,000
Tax credits	3,162,000	2,895,000
Deferred revenue	575,000	861,000
Start-up and organizational costs	276,000	272,000
Tax deductible Goodwill	88,000	112,000
Property and equipment	56,000	240,000
Other	389,000	153,000
Total deferred tax assets	10,488,000	9,904,000
Deferred tax liabilities:
Intangible Assets	(10,325,000)	(12,219,000)
Discount on Note Payable	(13,825,000)	(1,088,000)
Other	(89,000)	(69,000)
Total deferred tax liabilities	(24,239,000)	(13,376,000)
Net deferred tax assets, excluding net operating loss carryforwards	(13,751,000)	(3,472,000)
Net operating loss carryforwards	53,222,000	45,458,000
	39,471,000	41,986,000
Less valuation allowance	(39,559,000)	(42,055,000)
Total deferred tax assets (liabilities)	$(88,000)	$(69,000)

Schedule Of Change In Valuation Allowance For Deferred Tax Assets [Table Text Block]
The following table reflects the change in the valuation allowance for deferred tax assets at December 31:

Valuation allowance - January 1, 2013	$38,406,000

2013 provision	3,649,000

Valuation allowance - December 31, 2013	$42,055,000

Establisment and reversal in 2014 - Convertible Bridge notes	897,000
Establishment in 2014 - Deerfield note	(13,878,000)
2014 provision	10,485,000

Valuation allowance - December 31, 2014	$39,559,000

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
The following table presents a reconciliation between the U.S. federal statutory income tax rate and the Company’s effective tax rate:

	2014	2013
U.S. Federal statutory income tax	35.0%	35.0%

State and local income tax, net of benefits	4.9%	4.4%
Fair value of Derivatives	17.1%	(2.9)%
Nondeductible guarantee fees	—	(0.9)%
Impact of changes in rates	(0.2)%	(12.2)%

Established/reversed tax deferrals (deferred tax liabilities) not thru provision	(68.8)%	(5.5)%
Other	(1.3)%	—
Valuation allowance for deferred income tax assets	13.2%	(18.0)%
Effective income tax rate	(0.1)%	(0.1)%